STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

February 14, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Cavalier Funds, each a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Cavalier Funds do not differ from those contained in Post-Effective Amendment No. 289 to the Trust's Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on February 9, 2018.

If you have any questions concerning the foregoing, please do not hesitate to contact me at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:
Valerie Lithotomos
Division of Investment Management
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549

Terrence O. Davis, Esq.
Holland & Knight
1180 West Peachtree Street
Suite 1800
Atlanta, GA  30309